Fair Value of Financial Instruments and Risk Management - Summary of Principal Outstanding, Interest Payments and Related Weighted Average Interest Rates (Detail) (CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Principal Outstanding on Long-term Debt, 1 year	750
Principal Outstanding on Long-term Debt, 2 years	550
Principal Outstanding on Long-term Debt, 3 years	500
Principal Outstanding on Long-term Debt, 4 years	600
Principal Outstanding on Long-term Debt, 5 years	750
Principal Outstanding on Long-term Debt, After 5 years Total	3,150
Principal Outstanding on Long-term Debt, 6 - 10 years	900
Principal Outstanding on Long-term Debt, Over 10 years	4,995
Principal Outstanding on Long-term Debt	9,045	8,460
Interest Payments	7,634
Weighted Average Interest Rate	4.70%
1 Year [Member]
Debt Instrument [Line Items]
Interest Payments	422
Weighted Average Interest Rate	3.10%
2 Years [Member]
Debt Instrument [Line Items]
Interest Payments	398
Weighted Average Interest Rate	2.80%
3 Years [Member]
Debt Instrument [Line Items]
Interest Payments	372
Weighted Average Interest Rate	4.30%
4 Years [Member]
Debt Instrument [Line Items]
Interest Payments	361
Weighted Average Interest Rate	5.20%
5 Years [Member]
Debt Instrument [Line Items]
Interest Payments	330
Weighted Average Interest Rate	2.80%
5 Years, Total [Member]
Debt Instrument [Line Items]
Interest Payments	1,883
Weighted Average Interest Rate	3.60%
6-10 Years [Member]
Debt Instrument [Line Items]
Interest Payments	1,470
Weighted Average Interest Rate	3.60%
Over 10 Years [Member]
Debt Instrument [Line Items]
Interest Payments	4,281
Weighted Average Interest Rate	5.50%